Income Taxes (Schedule Of Components Of Income From Continuing Operations Before Income Taxes And Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ 141,800	$ 91,000	$ 93,900	$ 12,600	$ 44,600	$ 61,300	$ 109,300	$ 38,900	$ 339,346	$ 254,194	$ 229,940
Federal - Current									119,338	92,828	72,689
Federal - Deferred									(382)	(9,067)	2,271
State - Current and deferred									(2,570)	16,298	16,565
Total									$ 116,386	$ 100,059	$ 91,525